Aristotle Core Equity Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.2%
	CONSUMER DISCRETIONARY — 15.6%
1,201	Amazon.com, Inc.*	$3,781,625
27,955	Comcast Corp. - Class A	1,293,198
3,972	Dollar General Corp.	832,611
5,357	Home Depot, Inc.	1,487,693
11,019	Marriott International, Inc. - Class A	1,020,139
1,963	O'Reilly Automotive, Inc.*	905,100
6,442	Walt Disney Co.	799,323
		10,119,689
	CONSUMER STAPLES — 4.6%
3,147	Costco Wholesale Corp.	1,117,185
4,241	Estee Lauder Cos., Inc. - Class A	925,598
6,845	PepsiCo, Inc.	948,717
		2,991,500
	ENERGY — 1.6%
11,153	EOG Resources, Inc.	400,839
12,624	Phillips 66	654,428
		1,055,267
	FINANCIALS — 9.8%
9,450	Ameriprise Financial, Inc.	1,456,339
39,986	Bank of America Corp.	963,263
6,289	Chubb Ltd.[1]	730,279
16,976	Intercontinental Exchange, Inc.	1,698,449
15,793	JPMorgan Chase & Co.	1,520,392
		6,368,722
	HEALTH CARE — 17.9%
13,327	Abbott Laboratories	1,450,377
21,105	Adaptive Biotechnologies Corp.*	1,026,336
7,661	Alexion Pharmaceuticals, Inc.*	876,648
5,061	Becton, Dickinson and Co.	1,177,594
4,765	Bio-Techne Corp.	1,180,433
4,918	Bristol-Myers Squibb Co.	296,506
13,897	Catalent, Inc.*	1,190,417
5,612	Cigna Corp.	950,729
7,007	Guardant Health, Inc.*	783,243
3,021	Teleflex, Inc.	1,028,409
3,873	Thermo Fisher Scientific, Inc.	1,710,007
		11,670,699

Aristotle Core Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS — 8.9%
14,408	AMETEK, Inc.	$1,432,155
4,613	Honeywell International, Inc.	759,346
8,338	Norfolk Southern Corp.	1,784,248
2,327	Roper Technologies, Inc.	919,421
7,123	Trane Technologies PLC[1]	863,664
		5,758,834
	MATERIALS — 2.5%
4,806	Avery Dennison Corp.	614,399
12,072	Ball Corp.	1,003,425
		1,617,824
	REAL ESTATE — 2.6%
4,223	Alexandria Real Estate Equities, Inc. - REIT	675,680
10,243	Prologis, Inc.	1,030,651
		1,706,331
	TECHNOLOGY — 32.1%
1,820	Adobe, Inc.*	892,583
1,820	Alphabet, Inc. - Class A*	2,667,392
37,279	Apple, Inc.	4,317,281
4,173	Broadcom, Inc.	1,520,307
8,311	Fidelity National Information Services, Inc.	1,223,462
5,810	Microchip Technology, Inc.	597,036
21,459	Microsoft Corp.	4,513,471
1,748	NVIDIA Corp.	946,053
4,980	PayPal Holdings, Inc.*	981,209
2,690	salesforce.com, Inc.*	676,051
8,683	Skyworks Solutions, Inc.	1,263,376
6,513	Visa, Inc. - Class A	1,302,405
		20,900,626
	UTILITIES — 2.6%
4,962	American Water Works Co., Inc.	718,895
3,501	NextEra Energy, Inc.	971,737
		1,690,632
	Total Common Stocks
	(Cost $52,653,199)	63,880,124

Aristotle Core Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 1.8%
$1,147,833	UMB Money Market Fiduciary, 0.01%[2]	$1,147,833
	Total Short-Term Investments
	(Cost $1,147,833)	1,147,833
	TOTAL INVESTMENTS — 100.0%
	(Cost $53,801,032)	65,027,957
	Liabilities in Excess of Other Assets — (0.0)%	(20,067)
	TOTAL NET ASSETS — 100.0%	$65,007,890

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.